Inventories, net (Tables)	12 Months Ended
Dec. 31, 2017
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2016	2017
	RMB	RMB
Products	29,191,782	41,840,945
Packing materials and others	130,897	358,207

Inventories	29,322,679	42,199,152
Inventory valuation allowance	(413,254)	(498,773)

Inventories, net	28,909,425	41,700,379